Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies [Abstract]
2017	¥ 30,725
2018	18,935
2019	11,895
2020	6,634
2021	845
Total	¥ 69,034